Leases - Lessor Leases - Nature of operating lease assets on the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	£ 955	£ 1,162
Transportation
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	327	334
Cars and light commercial vehicles
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	28	24
Other
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	245	295
Total assets under operating leases
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	£ 600	£ 653